Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Operating revenues	$ 823.6	$ 748.1
Cost of sales
Cost of sales	351.5	312.6
Royalties	11.7	10.2
COVID costs		6.5
Amortization	170.9	152.7
Cost of sales	534.1	482.0
Expenses
Exploration	14.7	7.2
Corporate and administrative	24.5	21.0
Share-based compensation	11.1	10.3
Pre-tax impairment charge	224.3	0.0
EARNINGS FROM OPERATIONS	14.9	227.6
Finance costs	(4.5)	(4.3)
Foreign exchange loss	(0.9)	(1.4)
Other loss	(7.2)	(3.7)
EARNINGS BEFORE INCOME TAXES	2.3	218.2
Operating segments [member] | Young-Davidson [Member]
Disclosure of operating segments [line items]
Operating revenues	350.5	239.4
Cost of sales
Cost of sales	159.7	133.9
Royalties	5.3	3.7
COVID costs		0.0
Amortization	79.4	63.7
Cost of sales	244.4	201.3
Expenses
Exploration	0.7	0.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	105.4	38.1
Operating segments [member] | Mulatos [Member]
Disclosure of operating segments [line items]
Operating revenues	221.1	261.7
Cost of sales
Cost of sales	123.1	120.9
Royalties	1.1	1.3
COVID costs		2.0
Amortization	53.2	44.6
Cost of sales	177.4	168.8
Expenses
Exploration	7.3	4.2
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	36.4	88.7
Operating segments [member] | Island Gold [Member]
Disclosure of operating segments [line items]
Operating revenues	252.0	247.0
Cost of sales
Cost of sales	68.7	57.8
Royalties	5.3	5.2
COVID costs		4.5
Amortization	38.3	44.4
Cost of sales	112.3	111.9
Expenses
Exploration	4.7	1.0
Corporate and administrative	0.0	0.0
Share-based compensation	0.0	0.0
EARNINGS FROM OPERATIONS	135.0	134.1
Corporate and other [Member]
Disclosure of operating segments [line items]
Operating revenues	0.0	0.0
Cost of sales
Cost of sales	0.0	0.0
Royalties	0.0	0.0
COVID costs		0.0
Amortization	0.0	0.0
Cost of sales	0.0	0.0
Expenses
Exploration	2.0	2.0
Corporate and administrative	24.5	21.0
Share-based compensation	11.1	10.3
Pre-tax impairment charge	224.3
EARNINGS FROM OPERATIONS	$ (261.9)	$ (33.3)